SUPPLEMENT DATED AUGUST 19, 2013
to

PROSPECTUSES DATED APRIL 29, 2013
FOR SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX,
SUN LIFE FINANCIAL MASTERS EXTRA, SUN LIFE FINANCIAL MASTERS CHOICE II,
SUN LIFE FINANCIAL MASTERS FLEX II, MFS REGATTA PLATINUM,
AND MFS REGATTA GOLD

PROSPECTUS DATED MAY 1, 2012
FOR MFS REGATTA CHOICE

PROSPECTUSES DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS I SHARE,
AND SUN LIFE FINANCIAL MASTERS EXTRA II

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUSES DATED MAY 1, 2008
FOR MFS REGATTA EXTRA AND FUTURITY II

PROSPECTUSES DATED MAY 1, 2007
FOR MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

PROSPECTUSES DATED JULY 18, 2006
FOR MFS REGATTA, MFS REGATTA CLASSIC, AND FUTURITY FOCUS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR MFS REGATTA FLEX FOUR, MFS REGATTA ACCESS, FUTURITY SELECT FOUR PLUS,
FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
FUTURITY FOCUS II, FUTURITY SELECT FOUR, AND FUTURITY ACCOLADE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

1.
Effective August 2, 2013, the parent of Sun Life Assurance Company of Canada (U.S.) is Delaware Life Holdings, LLC (“Delaware Life”).  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.

2.
Pursuant to the approval by the Board of Trustees of the MFS Total Return Portfolio (“the Fund”) and its shareholders, the Fund was reorganized into the MFS Total Return Series, effective at close of business on August 16, 2013.

MFS Total Return Portfolio is no longer available for investment and all references to the Fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters/Regattas/Futuritys (US)                                                                                                                                          8/2013